Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2025 SGD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Accounts receivable, allowance for credit losses	$ 10,423		$ 10,423
Prepayments and other assets, allowance for credit loss	1,725		1,725
Impairment of long-lived assets	0		0
Deferred IPO cost			482,183
Contribution amount based on income cap	4,908	$ 7,400	4,510	$ 6,800
Contributions amount	$ 175,431		115,511		$ 51,692
Number of operating segments | Segment	1	1
Other comprehensive income (loss)	$ (793)		$ 145